Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Long-Term Debt - Bank Loans (Table)

		As of December 31, 2022	As of December 31, 2021	Rate of interest
	Credit facilities
(i)	Issued in September 2017 fully repaid in August 2022 (the “2017 credit facility”)	$—	$106,047	Margin + Libor
(ii)	Issued in January 2020 fully repaid in August 2022 (the “2020 credit facility”)	—	32,480	Margin + Libor
(iii)	Issued in January 2021 maturing in February 2026 (the “CMTC Seller’s Credit”)	6,000	6,000	Fixed rate
(iv)	Issued in August 2021 fully repaid in July 2022 (the “CGC Seller’s Credit”)	—	5,000	Fixed rate
(v)	Issued in August 2021 fully repaid in July 2022 (the “CGC Seller’s Credit”)	—	5,000	Fixed rate
(vi)	Assumed in December 2021 maturing in December 2027 (the “2021 credit facility”)	110,827	120,566	Margin + Libor
(vii)	Issued in October 2022 maturing in October 2028 (the “2022 credit facility”)	105,000	—	Margin + Secured Overnight Financing Rate (“SOFR”)
	Sale and lease back agreements
(viii)	Issued in January 2020 maturing in January 2025 (the “2020 CMBFL”)	29,700	32,900	Margin + Libor
(ix)	Issued in January 2020 maturing in January 2025 (the “2020 CMBFL”)	29,700	32,900	Margin + Libor
(x)	Issued in May 2020 maturing in May 2027 (the “ICBCFL”)	41,996	45,660	Margin + Libor
(xi)	Issued in January 2021 maturing in February 2026 (the “2021 CMBFL - Panamax”)	8,083	9,184	Margin + Libor
(xii)	Issued in January 2021 maturing in February 2026 (the “2021 CMBFL - Panamax”)	8,083	9,184	Margin + Libor
(xiii)	Issued in January 2021 maturing in February 2026 (the “2021 CMBFL - Panamax”)	8,083	9,184	Margin + Libor
(xiv)	Assumed in September 2021 maturing in October 2027 (the “2021 Bocomm”)	138,888	144,744	Margin + Libor
(xv)	Assumed in September 2021 maturing in May 2028 (the “2021 Bocomm”)	132,217	151,299	Margin + Libor
(xvi)	Assumed in November 2021 maturing in August 2028 (the “2021 CMBFL - LNG/C”)	139,183	146,315	Margin + Libor
(xvii)	Assumed in November 2021 maturing in September 2028 (the “2021 CMBFL - LNG/C”)	138,072	147,493	Margin + Libor
(xviii)	Assumed in November 2021 maturing in July 2036 (the “2021 Shin Doun”)	136,778	142,609	Fixed rate
	Unsecured Bonds
(xix)	Issued in October 2021 maturing in October 2026 (the “2021 Bonds”)	159,966	170,862	Fixed rate
(xx)	Issued in July 2022 maturing in July 2029 (the “2022 Bonds”)	106,644	—	Fixed rate
	Total long-term debt	1,299,220	1,317,427
	Less: Deferred loan and financing arrangements issuance costs	10,142	8,453
	Total long-term debt, net	1,289,078	1,308,974
	Less: Current portion of long-term debt	75,438	100,144
	Add: Current portion of deferred loan and financing arrangements issuance costs	2,225	2,265
	Long-term debt, net	$1,215,865	$1,211,095

Long-Term Debt - Required Annual Loan Payments (Table)
For the year ending December 31,	Amount
2023	$75,437
2024	68,097
2025	107,161
2026	237,826
2027	238,752
Thereafter	571,947
Total	$1,299,220